Interim Condensed Consolidated Statements of Cash Flows € in Thousands, $ in Millions	3 Months Ended
	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 EUR (€)
Operating activities
Loss before income tax	€ (57,418)	€ (15,189)
Adjustments to reconcile loss before tax to net cash flows
Finance income	(3,888)	(2,021)
Finance expense	950	1,942
Depreciation and impairment of property, plant and equipment and right-of-use assets	5,853	9,077
Loss on disposal of fixed assets	239
Impairment of inventory and prepayments	1,362	15,944
Share-based payment expense	1,578	2,273
Non-cash income from release of provisions	(588)	(31,858)
Working capital changes
Decrease / (increase) in assets held for sale	257
Decrease / (increase) in trade receivables and contract assets	3,159	(9,521)
Decrease / (increase) in inventory	(2,050)	14,099
Decrease / (increase) in other assets	17,229	(23,093)
(Decrease) / increase in trade and other payables, other liabilities and contract liabilities	(67,668)	(96,834)
Decrease / (increase) in deferred taxes	2
Income taxes paid	(4)
Interest received	2,034
Interest paid	(633)	(1,330)
Net cash flow (used in) operating activities	(99,586)	(136,511)
Investing activities
Purchase of property, plant and equipment	(13,028)	(16,737)
Purchase of intangible assets	(134)	(448)
Net cash flow (used in) investing activities	(13,162)	(17,185)
Financing activities
Payments on lease obligations	(1,260)	(900)
Proceeds from the issuance of shares (net of transaction costs)	235,840
Payment on / proceeds from treasury shares/exercise of options	129	440
Net cash flow provided by financing activities	234,709	(460)
Net increase (decrease) in cash and cash equivalents	121,961	(154,156)
Currency translation gains (losses) on cash and cash equivalents	(239)	895
Cash and cash equivalents, beginning of period	495,797	811,464
Cash and cash equivalents, end of period	€ 617,519	€ 658,203